ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
ACCRUED LIABILITIES
Payroll and related accruals			$ 50		$ 52
Restructuring and plant closing reserves	$ 37		14		85
Rebate accrual			25		22
Current taxes payable			4		4
Asset retirement obligations			13		18
Taxes other than income taxes			2		2
Pension liabilities			1		1
Other miscellaneous accruals			37		58
Total	$ 213	[1]	$ 146	[1],[2]	$ 242	[2]

[1]	At September?30, 2017 and December?31, 2016, $6 and $4 of cash and cash equivalents, $7 and $6 of accounts receivable, (net), $1 each of inventories, $4 each of property, plant and equipment, (net), $18 and $20 of intangible assets, (net), $1 each of accounts payable, $3 and $4 of accrued liabilities, and $2 each of current portion of debt, respectively, from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note?5. Variable Interest Entities."
[2]	At December?31, 2016 and 2015, respectively, $4 and $7 of cash and cash equivalents, $6 and $4 of accounts receivable (net), $1 each of inventories, $4 and $5 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $1 each of accounts payable, $4 and $3 of accrued liabilities, and $2 and $1 of current portion of debt from consolidated variable interest entities are included in the respective balance sheet captions above. See note ?7. Variable Interest Entities.?